ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 6:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2014	2013
Employees and payroll accruals	$273	$169
Accrued expenses	133	74
Other	21	12
	$427	$255